UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21539
                                                    -----------

                First Trust Senior Floating Rate Income Fund II
          -----------------------------------------------------------
               (Exact name of registrant as specified in charter)


                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          -----------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          -----------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                        Date of fiscal year end: May 31
                                                --------

                  Date of reporting period: February 29, 2012
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b)
FEBRUARY 29, 2012 (UNAUDITED)


   PRINCIPAL                                                   RATINGS (c)                      STATED
     VALUE                     DESCRIPTION                   MOODY'S    S&P      RATE (d)     MATURITY (e)       VALUE
---------------  ----------------------------------------   -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - 148.4%

                 ADVERTISING - 2.0%
$     6,782,749  Clear Channel Communications,
                     Inc., Term Loan B ..................     Caa1     CCC+       3.89%        01/29/16      $   5,567,280
      1,990,000  Mood Media Corp., Term Loan,
                     First Lien .........................      Ba3      B         7.00%        05/06/18          1,930,300
                                                                                                             -------------
                                                                                                                 7,497,580
                                                                                                             -------------

                 AEROSPACE & DEFENSE - 5.2%
      1,907,241  Aeroflex, Inc., Term Loan B ............      B1      BB-        4.25%        05/09/18          1,857,729
      1,582,109  DAE Aviation Holdings, Inc.,
                     Term Loan B1 .......................      B2       B         5.56%        07/31/14          1,556,399
      1,512,254  DAE Aviation Holdings, Inc.,
                     Term Loan B2 .......................      B2       B      5.41%-5.56%     07/31/14          1,487,680
      4,209,323  DynCorp International, Inc.,
                     Term Loan ..........................      Ba2     BB-        6.25%        07/07/16          4,194,843
      1,403,176  Robertson Fuel Systems, LLC,
                     Term Loan ..........................    NR (f)   NR (f)   3.02%-5.00%     04/19/13          1,378,620
      3,972,950  TASC, Inc., Term Loan B ................      Ba2      BB        4.50%        12/18/15          3,946,451
      2,970,000  Transdigm, Inc., Term Loan B ...........      Ba2     BB-        4.00%        02/14/17          2,967,387
      1,670,000  Transdigm, Inc., Term Loan B2 ..........      Ba2     BB-        4.00%        02/14/17          1,671,386
                                                                                                             -------------
                                                                                                                19,060,495
                                                                                                             -------------

                 AGRICULTURAL PRODUCTS - 1.1%
      1,401,468  Dole Food Company, Inc., Term
                     Loan B2 ...........................       Ba2     BB-     5.00%-6.00%     07/08/18          1,406,135
      2,602,727  Dole Food Company, Inc., Term
                     Loan C2 ...........................       Ba2     BB-     5.00%-6.00%     07/08/18          2,611,394
                                                                                                             -------------
                                                                                                                 4,017,529
                                                                                                             -------------

                 ALTERNATIVE CARRIERS - 3.0%
      5,955,000  Intelsat Jackson Holdings
                     S.A., Term Loan B ..................      B1      BB-        5.25%        04/02/18          5,944,876
      1,000,000  Level 3 Financing, Inc., Term
                     Loan A..............................      Ba3      B+     2.50%-2.83%     03/13/14            983,500
      4,000,000  Level 3 Financing, Inc., Term
                     Loan B2.............................      Ba3      B+        5.75%        09/01/18          4,027,520
                                                                                                             -------------
                                                                                                                10,955,896
                                                                                                             -------------

                 APPAREL RETAIL - 1.1%
      4,000,000  Neiman Marcus Group, Term
                     Loan ..............................       B2      BB-        4.75%        05/16/18          3,968,000
                                                                                                             -------------

                 APPLICATION SOFTWARE - 4.2%
      2,475,000  CCC Information Systems,
                     Inc., Term Loan B ..................      B1      BB-        5.50%        11/11/15          2,471,906
      2,400,000  DataTel, Inc., Term Loan B .............      B1       B+        6.25%        07/17/18          2,425,008
      3,980,000  Eagle Parent, Inc., Term Loan B               Ba3      B+        5.00%        05/16/18          3,905,375


                See Notes to Quarterly Portfolio of Investments           Page 1


FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
FEBRUARY 29, 2012 (UNAUDITED)


   PRINCIPAL                                                   RATINGS (c)                      STATED
     VALUE                     DESCRIPTION                   MOODY'S    S&P      RATE (d)     MATURITY (e)       VALUE
---------------  ----------------------------------------   -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                 APPLICATION SOFTWARE - (CONTINUED)
$     1,980,000  Property Data, Inc., Term
                     Loan ...............................      Ba3      B+        7.00%        01/04/17      $   1,737,450
      2,487,500  Trizetto Group, Inc., Term
                     Loan B .............................      B1      BB-        4.75%        05/02/18          2,467,948
      2,481,250  Verint Systems, Inc., Term
                     Loan B, First Lien .................      B1       B+        4.50%        10/29/17          2,473,509
                                                                                                             -------------
                                                                                                                15,481,196
                                                                                                             -------------

                 ASSET MANAGEMENT & CUSTODY BANKS - 5.2%
      1,270,237  Grosvenor Capital Management
                     Holdings, LLP, Term Loan ...........    NR (f)   NR (f)      4.31%        12/05/16          1,213,076
      2,857,143  Hamilton Lane Advisors, Term
                     Loan B .............................    NR (f)   NR (f)      6.50%        03/01/18          2,850,000
      2,095,812  Harbourvest Partners L.P.,
                     Term Loan B ........................    NR (f)   NR (f)      6.25%        12/19/16          2,097,133
      3,058,419  Mondrian Investment Partners
                     Ltd., Term Loan B ..................      Ba2      BB        5.50%        07/12/18          3,050,773
      1,203,333  Munder Capital Management,
                     Incremental Term Loan ..............    NR (f)   NR (f)      6.00%        03/23/15          1,167,233
      6,704,791  Nuveen Investments, Inc.,
                     Extended Term Loan .................      B2       B      5.74%-5.83%     05/13/17          6,686,621
      2,000,000  Nuveen Investments, Inc.,
                     Incremental Term Loan ..............      B2       B         7.25%        05/13/17          2,014,000
                                                                                                             -------------
                                                                                                                19,078,836
                                                                                                             -------------

                 AUTO PARTS & EQUIPMENT - 3.7%
      3,970,000  HHI Holdings, LLC, Term Loan B .........      B2       B+     7.00%-7.75%     03/21/17          3,960,075
      3,970,000  Metaldyne, LLC, Term Loan B ............      B1       B+        5.25%        05/18/17          3,962,576
      2,000,000  Schaeffler AG, Term Loan C2 ............      B1       B         6.00%        02/21/17          2,005,840
      1,822,386  Tomkins, PLC, Term Loan B ..............      Ba2      BB        4.25%        09/29/16          1,820,965
      1,980,000  Transtar Holding Co., Term
                     Loan, First Lien ...................      Ba3     BB-        4.50%        12/21/16          1,957,725
                                                                                                             -------------
                                                                                                                13,707,181
                                                                                                             -------------

                 AUTOMOBILE MANUFACTURERS - 0.8%
      3,000,000  Chrysler Group, LLC, Term
                     Loan B .............................      Ba2      BB        6.00%        05/25/17          3,007,140
                                                                                                             -------------

                 AUTOMOTIVE RETAIL - 1.2%
      2,487,500  KAR Holdings, Inc., Term Loan B ........      Ba3     BB-        5.00%        05/19/17          2,484,390
      1,942,737  Pilot Travel Centers, LLC,
                     Term Loan B ........................      Ba2     BB+        4.25%        03/30/18          1,945,166
                                                                                                             -------------
                                                                                                                 4,429,556
                                                                                                             -------------



Page 2          See Notes to Quarterly Portfolio of Investments


FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
FEBRUARY 29, 2012 (UNAUDITED)


   PRINCIPAL                                                   RATINGS (c)                      STATED
     VALUE                     DESCRIPTION                   MOODY'S    S&P      RATE (d)     MATURITY (e)       VALUE
---------------  ----------------------------------------   -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                 BIOTECHNOLOGY - 1.6%
$     5,803,000 Grifols, SA, Term Loan B ................      Ba3      BB        4.50%        06/01/17      $   5,794,934
                                                                                                             -------------

                BROADCASTING - 6.3%
      2,000,000 Cumulus Media Holdings, Inc.,
                    Term Loan, First Lien ...............      Ba2     BB-        5.75%        09/16/18          2,001,660
      1,000,000 Cumulus Media Holdings, Inc.,
                    Term Loan, Second Lien ..............      B2      CCC+       7.50%        03/16/19          1,003,330
      4,137,762  FoxCo Acquisition, LLC, Term
                     Loan B .............................      B1       BB        4.75%        07/14/15          4,118,356
      1,343,325  Gray Television, Inc., Term
                     Loan B .............................      B2       B         3.77%        12/31/14          1,327,165
      1,492,500  Hubbard Radio, LLC, Term Loan ..........      Ba3      B+        5.25%        04/29/17          1,493,739
      2,142,857  LIN Television Corp., Term
                     Loan B .............................      Ba3     BB-        5.00%        01/09/19          2,153,571
      1,990,000  Raycom TV Broadcasting, LLC,
                     Term Loan B ........................      NR       NR        4.50%        06/02/17          1,948,548
        821,111  Sinclair Broadcasting Group,
                     Inc., Term Loan B ..................      Ba1     BB+        4.00%        10/28/16            817,260
      1,449,664  Sinclair Broadcasting Group,
                     Inc., Term Loan B2..................      Ba1     BB+        4.00%        10/28/16          1,442,866
      1,550,336  Sinclair Broadcasting Group,
                     Inc., Term Loan B3..................      Ba1     BB+        4.00%        10/28/16          1,543,065
      3,541,272  Univision Corp., Extended
                     Term Loan ..........................      B2       B+        4.49%        03/31/17          3,288,603
      2,063,621  Univision Corp., Term Loan .............      B2       B+        2.24%        09/29/14          2,030,830
                                                                                                             -------------
                                                                                                                23,168,993
                                                                                                             -------------

                 BUILDING PRODUCTS - 0.8%
      3,000,000  Unifrax, LLC, Term Loan B ..............      B2       B+        7.00%        11/25/18          3,024,300
                                                                                                             -------------

                 CABLE & SATELLITE - 3.4%
      1,980,000  Bresnan Broadband Holdings,
                     LLC, Term Loan B ...................      Ba3     BB+        4.50%        12/14/17          1,973,406
      1,166,667  Cequel Communications
                     Holdings I, LLC, Term
                     Loan B .............................      Ba2     BB-        4.00%        02/14/19          1,154,732
      2,563,019  CSC Holdings, Inc., Term Loan
                     B3, Extended Maturity ..............     Baa3     BBB-       1.99%        03/29/16          2,540,234
      2,916,667  Kabel Deutschland, Term Loan F .........      Ba2     BB-        4.25%        01/27/19          2,902,083
      1,980,000  Knology, Inc., Term Loan B .............      B1       B+        4.00%        08/18/17          1,961,190
      1,909,091  UPC Financing Partnership,
                      Term Loan A .......................      Ba3      B+        4.75%        12/31/17          1,905,750
                                                                                                             -------------
                                                                                                                12,437,395
                                                                                                             -------------


                See Notes to Quarterly Portfolio of Investments           Page 3


FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
FEBRUARY 29, 2012 (UNAUDITED)


   PRINCIPAL                                                   RATINGS (c)                      STATED
     VALUE                     DESCRIPTION                   MOODY'S    S&P      RATE (d)     MATURITY (e)       VALUE
---------------  ----------------------------------------   -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                 CASINOS & GAMING - 5.2%
$     1,985,000  Ameristar Casinos, Inc., Term
                     Loan B .............................      Ba3     BB+        4.00%        04/16/18      $   1,989,050
      2,879,939  CCM Merger, Inc., Term Loan B ..........      B3       B+        7.00%        03/01/17          2,876,339
      8,000,000  Harrah's Entertainment, Inc.,                 B3       B
                     Term Loan B2 .......................                         3.24%        01/28/15          7,496,000
      1,980,000  Isle of Capri Casinos, Term
                     Loan B ............................       Ba3     BB-        4.75%        03/25/17          1,977,782
      2,000,000  ROC Finance, LLC, Term Loan ............      Ba3     BB-        8.50%        08/18/17          2,015,000
      3,000,000  Wynn Las Vegas, LLC, Term
                     Loan B1 ...........................       Ba2     BBB-       3.25%        08/17/15          2,975,640
                                                                                                             -------------
                                                                                                                19,329,811
                                                                                                             -------------

                 COAL & CONSUMABLE FUELS - 0.8%
      2,856,778  Walter Energy, Inc., Term
                     Loan B .............................      B1      BB-        4.00%        04/01/18          2,843,209
                                                                                                             -------------

                 COMMERCIAL PRINTING - 0.7%
      2,737,105  Cenveo Corp., Term Loan ................      Ba3     BB-        6.25%        12/21/16          2,719,150
                                                                                                             -------------

                 COMMODITY CHEMICALS - 0.8%
        659,341  Tronox, Inc., Delayed Draw
                     Term Loan ..........................      Ba2     BB+        1.00%        01/27/19            658,602
      2,417,582  Tronox, Inc., Term Loan ................      Ba2     BB+        4.25%        01/27/19          2,414,875
                                                                                                             -------------
                                                                                                                 3,073,477
                                                                                                             -------------

                 COMMUNICATIONS EQUIPMENT - 0.8%
      2,987,475  Commscope, Inc., Term
                        Loan B ..........................      Ba3      BB        5.00%        01/14/18          2,986,101
                                                                                                             -------------

                 COMPUTER HARDWARE - 1.0%
      3,697,309  CDW, LLC, Extended Term Loan............      B2       B         4.00%        07/15/17          3,613,454
                                                                                                             -------------

                 CONSTRUCTION & ENGINEERING - 1.1%
      3,995,000  Terex Corp., Term Lo       an ..........      Ba2      BB        5.50%        04/28/17          4,023,285
                                                                                                             -------------

                 CONSUMER FINANCE - 0.9%
      1,900,000  Ocwen Financial Corp., Term
                     Loan ...............................      B1       B         7.00%        09/01/16          1,900,000
      1,500,000  Ocwen Financial Corp., Term
                     Loan B .............................      B1       B         7.00%        09/01/16          1,496,250
                                                                                                             -------------
                                                                                                                 3,396,250
                                                                                                             -------------

                 DATA PROCESSING & OUTSOURCED SERVICES - 1.6%
        785,714  Global Cash Access, Inc.,
                     Term Loan ..........................      B1       BB        7.00%        03/01/16            783,750
      5,690,784  Harland Clarke Holdings
                     Corp., Term Loan B .................      B1       B+     2.74%-3.08%     06/30/14          5,199,954
                                                                                                             -------------
                                                                                                                 5,983,704
                                                                                                             -------------


Page 4          See Notes to Quarterly Portfolio of Investments


FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
FEBRUARY 29, 2012 (UNAUDITED)


   PRINCIPAL                                                   RATINGS (c)                      STATED
     VALUE                     DESCRIPTION                   MOODY'S    S&P      RATE (d)     MATURITY (e)       VALUE
---------------  ----------------------------------------   -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                 DIVERSIFIED CHEMICALS - 1.6%
$       105,936  Ineos Group Ltd., Term Loan C2 .........      Ba3      B         8.00%        12/16/14      $     109,843
      5,940,000  Univar, Inc., Term Loan B ..............      B2       B+        5.00%        06/30/17          5,892,064
                                                                                                             -------------
                                                                                                                 6,001,907
                                                                                                             -------------

                 DIVERSIFIED SUPPORT SERVICES - 0.5%
      1,980,000  Brickman Group Holdings,
                     Inc., Term Loan B ..................      B1       B+        7.25%        10/14/16          1,994,850
                                                                                                             -------------

                 ELECTRIC UTILITIES - 0.5%
      3,241,410  Texas Competitive Electric
                     Holdings Company, LLC,
                     Term Loan B3 .......................      B2      CCC        3.76%        10/10/14          1,972,884
                                                                                                             =============

                 ENVIRONMENTAL & FACILITIES SERVICES - 2.1%
      5,646,429  EnergySolutions, LLC, Term
                     Loan ...............................      Ba3     BB+        6.25%        08/13/16          5,616,446
      1,985,000  Waste Industries USA, Inc.,
                     Term Loan B ........................      B1       B+        4.75%        03/17/17          1,980,037
                                                                                                             -------------
                                                                                                                 7,596,483
                                                                                                             -------------

                 FOOD DISTRIBUTORS - 0.4%
      1,500,000  General Nutrition Centers,
                     Inc., Term Loan B ..................      Ba3     BB-        4.25%        03/02/18          1,495,560
                                                                                                             -------------

                 HEALTH CARE EQUIPMENT - 2.6%
      6,946,478  Carestream Health, Inc., Term
                     Loan B .............................      B1      BB-        5.00%        02/28/17          6,597,903
      2,961,440  DJO Finance, LLC, Term Loan ............      Ba2     BB-        3.24%        05/20/14          2,919,121
                                                                                                             -------------
                                                                                                                 9,517,024
                                                                                                             -------------

                 HEALTH CARE FACILITIES - 7.4%
      2,539,319  CHS/Community Health Systems,
                     Inc., Extended Term Loan ...........      Ba3      BB     3.99%-5.75%     01/25/17          2,508,771
      2,984,642  Golden Living Drumm
                     Investors, LLC, Term Loan ..........      B1       B+        5.00%        05/04/18          2,808,369
      3,291,558  HCA, Inc., Term Loan B-2 ...............      Ba3      BB        3.83%        03/31/17          3,246,299
      1,736,875  HCR ManorCare, LLC, Term Loan B ........      Ba3      B+        5.00%        04/06/18          1,649,163
      3,181,818  Health Management Associates,
                     Inc., Term Loan B ..................      Ba3     BB-        4.50%        11/23/18          3,161,136
      3,482,500  Kindred Healthcare, Inc.,
                     Term Loan B ........................      Ba3      B+        5.25%        06/01/18          3,346,682


                See Notes to Quarterly Portfolio of Investments           Page 5


FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
FEBRUARY 29, 2012 (UNAUDITED)


   PRINCIPAL                                                   RATINGS (c)                      STATED
     VALUE                     DESCRIPTION                   MOODY'S    S&P      RATE (d)     MATURITY (e)       VALUE
---------------  ----------------------------------------   -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                 HEALTH CARE FACILITIES - (CONTINUED)
$     2,985,000  Select Medical Corp., Term
                     Loan B..............................      Ba3     BB-     5.50%-6.00%     06/01/18      $   2,902,913
      1,990,000  Surgical Care Affiliates,
                     Inc., Term Loan B ..................      Ba3      B         5.50%        06/22/18          1,857,327
      5,895,784  Vanguard Health Systems,
                     Inc., Term Loan B ..................      Ba2     BB-        5.00%        01/29/16          5,881,045
                                                                                                             -------------
                                                                                                                27,361,705
                                                                                                             -------------

                 HEALTH CARE SERVICES - 7.3%
      1,995,000  Alere, Inc., Term Loan B ...............      Ba3     BB-        4.50%        06/30/17          1,978,262
      2,000,000  Alere, Inc., Term Loan B1 ..............      Ba3     BB-        4.50%        06/30/17          1,983,220
      3,750,000  Emdeon Business Services,
                     LLC, Term Loan B ...................      Ba3     BB-        6.75%        10/14/18          3,792,863
      4,962,500  Emergency Medical Services
                     Corp., Term Loan B .................      B1       B+        5.25%        05/25/18          4,946,570
      3,691,966  Gentiva Health Services,
                     Inc., Term Loan B ..................      B1       B         4.75%        08/17/16          3,517,520
      1,900,000  Healthways, Inc., Term
                       Loan B ...........................      Ba3      BB        1.75%        12/01/13          1,819,250
      2,278,150  MedAssets, Inc., Term
                       Loan B ...........................      Ba3     BB-        5.25%        11/19/16          2,278,628
      2,987,494  Rural Metro Corp., Term Loan,
                     First Lien .........................      Ba3      B+        5.75%        06/30/18          2,951,076
      1,975,000  Sheridan Healthcare, Inc.,
                     Incremental Term Loan ..............      B1       B+        3.99%        06/15/14          1,928,923
        203,720  Vantage Oncology Holdings,
                     LLC, Delayed Draw Term
                     Loan ...............................      B2       B         6.25%        01/31/17            196,590
      1,676,862  Vantage Oncology Holdings,
                     LLC, Term Loan .....................      B2       B         6.25%        01/31/17          1,618,172
                                                                                                             -------------
                                                                                                                27,011,074
                                                                                                             -------------

                 HEALTH CARE SUPPLIES - 0.5%
      1,980,000  ConvaTec, Inc., Term Loan B ............      Ba3      B+        5.75%        12/22/16          1,974,436
                                                                                                             -------------

                 HEALTH CARE TECHNOLOGY - 0.4%
      1,590,909  Kinetic Concepts, Inc., Term
                     Loan B .............................      Ba2     BB-        7.00%        04/27/18          1,616,761
                                                                                                             -------------

                 HOME ENTERTAINMENT SOFTWARE - 1.3%
      2,985,000  DG Fastchannel, Inc., Term
                     Loan B .............................      B1      BB-        5.75%        06/30/18          2,917,837
      1,985,000  NDS Group, Inc., Term
                       Loan B ..........................       Ba2      BB        4.00%        03/12/18          1,960,188
                                                                                                             -------------
                                                                                                                 4,878,025
                                                                                                             -------------

                 HOMEBUILDING - 0.5%
      1,946,977  Mattamy Funding Partnership,
                     Term Loan .........................     NR (f)   NR (f)      2.75%        04/11/13          1,849,628
                                                                                                             -------------


Page 6          See Notes to Quarterly Portfolio of Investments


FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
FEBRUARY 29, 2012 (UNAUDITED)


   PRINCIPAL                                                   RATINGS (c)                      STATED
     VALUE                     DESCRIPTION                   MOODY'S    S&P      RATE (d)     MATURITY (e)       VALUE
---------------  ----------------------------------------   -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                 HYPERMARKETS & SUPER CENTERS - 0.8%
$     2,993,333  BJ's Wholesale Club, Inc.,
                     Term Loan, First Lien ..............       B1      B+        7.00%        10/04/18      $   3,018,687
                                                                                                             -------------

                 INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 5.4%
      5,982,387  AES Corp., Term Loan B .................      Ba1     BB+        4.25%        06/01/18          5,976,405
      3,970,000  Calpine Corp., Term Loan B1 ............      B1      BB-        4.50%        04/01/18          3,936,334
      1,990,000  Calpine Corp., Term Loan B2 ............      B1      BB-        4.50%        04/01/18          1,973,125
      2,985,000  NRG Energy, Inc., Term Loan B ..........     Baa3     BB+        4.00%        07/01/18          2,972,254
      2,724,545  Race Point Power, LLC, Term
                     Loan ...............................      Ba2      BB     7.75%-8.25%     01/11/18          2,716,590
      2,538,462  Star West Generation, LLC,
                     Term Loan B ........................      Ba3     BB-        6.00%        05/24/18          2,500,384
                                                                                                             -------------
                                                                                                                20,075,092
                                                                                                             -------------

                 INDUSTRIAL CONGLOMERATES - 0.5%
      1,687,500  Colfax Corp., Term Loan B ..............      Ba2     BB+        4.50%        12/07/18          1,688,766
                                                                                                             -------------

                 INDUSTRIAL MACHINERY - 2.3%
      1,825,000  Douglas Dynamics, LLC, Term
                     Loan ...............................      B1       BB        5.75%        04/18/18          1,802,187
      2,985,000  Husky International, Ltd.,
                     Term Loan B ........................      Ba3      B         6.50%        06/30/18          2,994,791
      3,787,975  Intelligrated, Inc., Term
                       Loan B............................      B2       B+        7.50%        02/17/17          3,759,565
                                                                                                             -------------
                                                                                                                 8,556,543
                                                                                                             -------------

                 INTEGRATED TELECOMMUNICATION SERVICES - 3.2%
      1,313,935  Avaya, Inc., Term Loan B1 ..............      B1       B         3.24%        10/24/14          1,285,646
      3,634,079  Avaya, Inc., Term Loan B3 ..............      B1       B         4.99%        10/26/17          3,524,221
      3,000,000  Global TelLink Corp., Term
                     Loan B..............................      B2       B         7.00%        12/08/18          2,988,750
      2,000,000  Hawaiian Telcom
                     Communications, Inc.,
                     Term Loan, First Lien ..............      B1       B-        7.00%        03/05/17          1,995,000
      1,990,000  Securus Technologies, Inc.,
                     Term Loan B .......................       B1       B+        5.25%        06/07/17          1,958,916
                                                                                                             -------------
                                                                                                                11,752,533
                                                                                                             -------------

                 INTERNET SOFTWARE & SERVICES - 0.8%
      3,000,000  AVG Technologies, Term Loan B ..........      B1       B+        7.50%        03/15/16          2,898,750
                                                                                                             -------------

                 INVESTMENT BANKING & BROKERAGE - 1.0%
      3,733,239  LPL Holdings, Inc., Term Loan...........      Ba2     BB-        5.25%        06/28/17          3,748,807
                                                                                                             -------------

                 IT CONSULTING & OTHER SERVICES - 1.4%
      4,275,000  Presidio, Inc., Term Loan B ............      Ba3      B+        7.25%        03/31/17          4,275,000


                See Notes to Quarterly Portfolio of Investments           Page 7


FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
FEBRUARY 29, 2012 (UNAUDITED)


   PRINCIPAL                                                   RATINGS (c)                      STATED
     VALUE                     DESCRIPTION                   MOODY'S    S&P      RATE (d)     MATURITY (e)       VALUE
---------------  ----------------------------------------   -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                 IT CONSULTING & OTHER SERVICES - (CONTINUED)
$       984,034  West Corp., Term Loan B5 ...............      Ba3     BB-     4.49%-4.51%     07/15/16      $     984,241
                                                                                                             -------------
                                                                                                                 5,259,241
                                                                                                             -------------

                 LEISURE FACILITIES - 0.9%
      3,200,000  Six Flags, Inc., Term Loan B ...........      B1      BB+        4.25%        01/17/19          3,186,016
                                                                                                             -------------

                 LEISURE PRODUCTS - 1.4%
      2,967,349  Live Nation Entertainment,
                     Inc., Term Loan B...................      Ba2     BB-        4.50%        11/07/16          2,964,559
      2,415,238  SRAM, LLC, Term Loan B .................      Ba3      B+     4.75%-5.75%     06/10/18          2,397,123
                                                                                                             -------------
                                                                                                                 5,361,682
                                                                                                             -------------

                 LIFE & HEALTH INSURANCE - 0.4%
      1,361,117  CNO Financial Group, Inc.,
                     Term Loan ..........................      B1       B+        6.25%        09/30/16          1,367,242
                                                                                                             -------------

                 LIFE SCIENCES TOOLS & SERVICES - 2.0%
      2,954,350  inVentiv Health, Inc., Term
                     Loan................................      B1      BB-        6.50%        08/04/16          2,839,869
        992,500  inVentiv Health, Inc., Term
                     Loan 3..............................      B1      BB-        6.75%        07/19/18            952,800
      3,482,500  Quintiles Transnational
                     Corp., Term Loan B, First
                     Lien ...............................      B1      BB-        5.00%        06/02/18          3,459,480
                                                                                                             -------------
                                                                                                                 7,252,149
                                                                                                             -------------

                 MANAGED HEALTH CARE - 1.7%
      6,565,174  MultiPlan, Inc., Term Loan .............      Ba3      B         4.75%        08/26/17          6,425,664
                                                                                                             -------------

                 MOVIES & ENTERTAINMENT - 1.9%
      2,400,000  AMC Entertainment, Inc., Term
                     Loan B2 ............................      Ba2     BB-        3.49%        02/15/16          2,368,056
      1,629,747  AMC Entertainment, Inc., Term
                     Loan B3 ............................      Ba2     BB-        4.25%        02/23/18          1,598,504
      2,977,500  TWCC Holding Corp., Term Loan
                     B...................................      Ba3     BB-        4.25%        02/11/17          2,979,614
                                                                                                             -------------
                                                                                                                 6,946,174
                                                                                                             -------------

                 OIL & GAS EQUIPMENT & SERVICES - 0.3%
      1,221,266  Aquilex Holdings, LLC, Term
                     Loan ...............................      NR       NR        9.50%        04/01/16          1,206,001
                                                                                                             -------------

                 OIL & GAS REFINING & MARKETING - 0.4%
        105,000  Alon USA, Inc., Term Loan
                     (Edgington Facility) ...............      B1       B+        2.49%        08/05/13            101,523
        840,000  Alon USA, Inc., Term Loan
                     (Paramount Facility) ...............      B1       B+        2.49%        08/05/13            812,179
        544,654  Citgo Petroleum Corp., Term
                     Loan B .............................      Ba2     BB+        8.00%        06/24/15            548,739
                                                                                                             -------------
                                                                                                                 1,462,441
                                                                                                             -------------


Page 8          See Notes to Quarterly Portfolio of Investments


FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
FEBRUARY 29, 2012 (UNAUDITED)


   PRINCIPAL                                                   RATINGS (c)                      STATED
     VALUE                     DESCRIPTION                   MOODY'S    S&P      RATE (d)     MATURITY (e)       VALUE
---------------  ----------------------------------------   -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                 OTHER DIVERSIFIED FINANCIAL SERVICES - 6.1%
$     2,972,538  Fifth Third Processing
                     Solutions, LLC, Term Loan B ........      Ba3     BB-        4.50%        11/03/16      $   2,974,648
      4,672,222  First American Payment
                     Systems, L.P., Term
                       Loan B ...........................      B1       B+        6.75%        11/01/16          4,654,701
        938,593  First Data Corp., Term
                       Loan B2 ..........................      B1       B+        3.00%        09/24/14            897,295
      5,631,559  First Data Corp., Term
                       Loan B3 ..........................      B1       B+        3.00%        09/24/14          5,383,770
      2,820,000  iPayment, Inc., Term Loan B ............      Ba2      B+        5.75%        05/08/17          2,807,310
        871,795  Moneygram International, Term
                     Loan B .............................      Ba2     BB-        4.50%        11/18/17            865,980
      1,995,000  Moneygram International, Term
                     Loan B1 ............................      Ba2     BB-        4.50%        11/18/17          1,981,693
      2,985,000  Royalty Pharma Finance Trust,
                     Term Loan ..........................     Baa2     BBB-       4.00%        05/08/18          2,979,747
                                                                                                             -------------
                                                                                                                22,545,144
                                                                                                             -------------

                 PACKAGED FOODS & MEATS - 1.5%
      3,845,989  Dean Foods Co., Term
                       Loan B ...........................      Ba3     BB-        3.58%        04/02/16          3,764,954
        992,500  Farley's and Sathers Candy
                     Co., Inc., Term Loan B .............      B1       B+        6.50%        03/30/18            982,575
        995,000  JBS USA, LLC, Term Loan B...............      Ba3      BB        4.25%        05/24/18            992,512
                                                                                                             -------------
                                                                                                                 5,740,041
                                                                                                             -------------

                 PAPER PACKAGING - 3.4%
      1,829,594  RanPak Corp., Term Loan B ..............    NR (f)   NR (f)      4.75%        04/20/17          1,825,020
      8,836,395  Reynolds Consumer Products
                     Holdings, Inc., Term Loan ..........      Ba3     BB-        6.50%        02/09/18          8,915,923
      1,973,590  Reynolds Consumer Products
                     Holdings, Inc., Term
                       Loan C ...........................      Ba3     BB-        6.50%        08/03/18          1,994,155
                                                                                                             -------------
                                                                                                                12,735,098
                                                                                                             -------------

                 PHARMACEUTICALS - 3.5%
      2,857,143  Catalent Pharma Solutions,
                     Inc., Term Loan ....................      Ba3     BB-        4.27%        09/15/17          2,863,086
      2,480,494  IMS Health, Term Loan B ................      Ba3      BB        4.50%        08/26/17          2,481,536
      2,333,333  Pharmaceutical Products
                     Development, Inc., Term
                     Loan B .............................      Ba3     BB-        6.25%        11/25/18          2,353,750
      1,750,000  Valeant Pharmaceuticals
                     International, Inc., Term
                     Loan B .............................      Ba1     BBB-       3.75%        01/30/19          1,744,540
      1,588,000  Warner Chilcott, PLC, Term
                     Loan B1 ............................      Ba3     BBB-       4.25%        03/15/18          1,584,268


                See Notes to Quarterly Portfolio of Investments           Page 9


FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
FEBRUARY 29, 2012 (UNAUDITED)


   PRINCIPAL                                                   RATINGS (c)                      STATED
     VALUE                     DESCRIPTION                   MOODY'S    S&P      RATE (d)     MATURITY (e)       VALUE
---------------  ----------------------------------------   -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                 PHARMACEUTICALS - (CONTINUED)
$       794,000  Warner Chilcott, PLC, Term
                     Loan B2 ............................      Ba3     BBB-       4.25%        03/15/18      $     792,134
      1,091,750  Warner Chilcott, PLC, Term
                     Loan B3 ............................      Ba3     BBB-       4.25%        03/15/18          1,089,184
                                                                                                             -------------
                                                                                                                12,908,498
                                                                                                             -------------

                 PUBLISHING - 0.6%
      1,961,378  Getty Images, Inc., Term Loan B ........      Ba3     BB-        5.25%        11/09/16          1,968,733
        784,964  Yell Group, PLC, Term
                       Loan B1 ..........................     Caa1      B-        3.99%        07/31/14            245,019
                                                                                                             -------------
                                                                                                                 2,213,752
                                                                                                             -------------

                 RAILROADS - 0.5%
      1,928,571  RailAmerica, Inc., Term Loan ...........      B1      BB+        4.00%        03/01/19          1,923,750
                                                                                                             -------------

                 REAL ESTATE OPERATING COMPANIES - 1.1%
      3,967,481  ClubCorp Corp Operations,
                     Inc., Term Loan ....................      Ba2      BB        6.00%        11/30/16          3,978,630
                                                                                                             -------------

                 REAL ESTATE SERVICES - 0.3%
      1,393,829  Realogy Corp., Term Loan,
                     First Lien .........................      B1       B-        4.77%        10/10/16          1,293,278
                                                                                                             -------------

                 RESEARCH & CONSULTING SERVICES - 4.8%
      1,985,000  Acosta, Inc., Term Loan B ..............    NR (f)     B+        4.75%        03/01/18          1,970,112
      5,940,000  Advantage Sales & Marketing,
                     Inc., Term Loan, First
                     Lien ...............................    NR (f)     B+        5.25%        12/17/17          5,908,459
      6,460,208  Affinion Group, Inc., Term
                     Loan B .............................      Ba3     BB-        5.00%        10/09/16          6,044,365
      1,700,154  Nielsen Finance, LLC, Dollar
                     Term Loan B ........................      Ba2     BB+        4.01%        05/02/16          1,705,612
      1,990,000  Symphony IRI Group, Inc.,
                     Term Loan B-2 ......................      B1       B+        5.00%        12/01/17          1,984,189
                                                                                                             -------------
                                                                                                                17,612,737
                                                                                                             -------------

                 RESTAURANTS - 2.6%
      1,915,000  Burger King Corp., Term Loan B .........      Ba3     BB-        4.50%        10/19/16          1,908,144
      3,000,000  Fertitta Morton's
                     Restaurants, Inc., Term
                     Loan B .............................      B2      BB-        8.75%        01/25/19          2,977,500
      3,333,333  Focus Brands, Inc., Term
                     Loan, First Lien ...................      B1       B      6.25%-7.25%     02/21/18          3,345,834
      1,500,000  Focus Brands, Inc., Term
                     Loan, Second Lien ..................     Caa1     CCC+      10.25%        08/21/18          1,485,000
                                                                                                             -------------
                                                                                                                 9,716,478
                                                                                                             -------------


Page 10         See Notes to Quarterly Portfolio of Investments


FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
FEBRUARY 29, 2012 (UNAUDITED)


   PRINCIPAL                                                   RATINGS (c)                      STATED
     VALUE                     DESCRIPTION                   MOODY'S    S&P      RATE (d)     MATURITY (e)       VALUE
---------------  ----------------------------------------   -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                 RETAIL REITS - 1.3%
$     4,691,995  Capital Automotive L.P., Term
                     Loan B .............................      Ba3      B+        5.00%        03/11/17      $   4,640,383
                                                                                                             -------------

                 SEMICONDUCTORS - 1.3%
      4,951,546  Freescale Semiconductor,
                     Inc., Extended Term Loan ...........      B1       B         4.52%        12/01/16          4,824,688
                                                                                                             -------------

                 SPECIALIZED CONSUMER SERVICES - 3.4%
        226,464  ARAMARK Corp., Prefunded
                     Synthetic Letter of
                       Credit 2 .........................      Ba3      BB        3.53%        07/26/16            224,355
      3,443,529  ARAMARK Corp., Term Loan B .............      Ba3      BB        3.83%        07/26/16          3,411,469
      5,659,091  Asurion Corp., Term Loan B .............    NR.(f)    BB-        5.50%        05/24/18          5,637,247
      2,000,000  Asurion Corp., Term Loan,
                     Second Lien ........................    NR (f)     B-        9.00%        05/24/19          2,032,180
      1,413,864  Protection One, Inc., Term
                     Loan ...............................      B1       BB        6.00%        06/04/16          1,413,864
                                                                                                             -------------
                                                                                                                12,719,115
                                                                                                             -------------

                 SPECIALIZED FINANCE - 0.8%
      3,000,000   Flying Fortress, Inc., Term
                     Loan B ....................               Ba3     BBB-       5.00%        06/30/17          2,990,640
                                                                                                             -------------

                 SPECIALTY CHEMICALS - 4.7%
      4,800,000  AZ Chemicals, Inc., Term Loan
                     B...................................      Ba3     BB-        7.25%        12/19/17          4,838,688
      1,976,424  Houghton International, Inc.,
                     Term Loan B ........................      B1       B         6.75%        01/31/16          1,976,424
      1,810,170  Nusil Technology, LLC, Term
                     Loan, First Lien ...................    NR (f)   NR (f)      5.25%        04/07/17          1,804,142
      1,995,000  OM Group, Inc., Term
                     Loan B .............................      Ba2     BB-        5.75%        08/04/17          1,999,987
      1,481,250  Omnova Solutions, Inc., Term
                     Loan B .............................      Ba2      B+        5.75%        05/31/17          1,472,614
      2,227,273  Polyone Corp., Term Loan B ......             Ba1     BB-        5.00%        11/30/17          2,230,614
      1,980,000  Styron Corp., Term Loan B .......             B1       B+     6.00%-6.75%     08/02/17          1,785,307
      1,166,667  Taminco Global Chemical                       B1      BB-
                     Corp., Term Loan ..................                          6.25%        02/03/19          1,171,462
                                                                                                             -------------
                                                                                                                17,279,238
                                                                                                             -------------

                 SPECIALTY STORES - 1.6%
      1,985,000  Jo-Ann Stores, Inc., Term
                     Loan B .............................      B1       B+        4.75%        03/16/18          1,958,262
      3,920,000  Petco Animal Supplies, Inc.,
                     Term Loan ..........................      B1       B         4.50%        11/24/17          3,902,007
                                                                                                             -------------
                                                                                                                 5,860,269
                                                                                                             -------------

                 SYSTEMS SOFTWARE - 3.2%
      3,000,000  Blue Coat Systems, Inc., Term
                     Loan, First Lien ...................      B1      BB-        7.50%        01/30/18          2,966,250


                See Notes to Quarterly Portfolio of Investments          Page 11


FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
FEBRUARY 29, 2012 (UNAUDITED)


   PRINCIPAL                                                   RATINGS (c)                      STATED
     VALUE                     DESCRIPTION                   MOODY'S    S&P      RATE (d)     MATURITY (e)       VALUE
---------------  ----------------------------------------   -----------------  -----------   -------------   -------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                 SYSTEMS SOFTWARE - (CONTINUED)
$     1,013,049  Open Solutions, Inc., Term
                     Loan, First Lien ...................       B1     B+         2.69%        01/23/14      $     941,923
        356,996  SunGard Data Systems, Inc.,
                     Incremental Term Loan ..............       Ba3    BB         3.74%        02/28/14            355,911
      3,041,623  SunGard Data Systems, Inc.,
                     Term Loan B ........................       Ba3    BB      3.99%-4.15%     02/28/16          3,034,627
      4,457,501  Vertafore, Inc., Term Loan,
                     First Lien .........................       B1     B+         5.25%        07/29/16          4,419,612
                                                                                                             -------------
                                                                                                                11,718,323
                                                                                                             -------------

                 TRUCKING - 2.3%
      1,995,000  Avis Budget Group, Term Loan
                     B...................................       Ba1     BB        6.25%        09/28/18          2,014,451
      3,000,000  SIRVA, Inc., Term Loan B ...............     NR (f)  NR (f)     10.75%        03/31/16          2,940,000
      2,042,965  Swift Transportation Co.,
                     Inc., Term Loan B ..................       B1      BB        6.00%        12/21/16          2,042,965
      1,575,467  Swift Transportation Co.,
                     Inc., Term Loan B2 .................       B1      BB        5.00%        12/15/17          1,577,436
                                                                                                             -------------
                                                                                                                 8,574,852
                                                                                                             -------------

                 WIRELESS TELECOMMUNICATION SERVICES - 3.4%
      4,000,000  Crown Castle Operating Co.,
                     Term Loan B ........................       Ba3    B+         4.00%        01/31/19          3,981,800
      1,473,795  MetroPCS Wireless, Inc., Term
                     Loan B .............................       Ba1    BB      4.00%-4.06%     03/18/18          1,461,636
      3,173,864  Neustar, Inc., Term Loan B .............       Ba2   BB+         5.00%        11/08/18          3,181,798
      2,970,000  Syniverse Technologies, Inc.,
                     Term Loan B ........................       B1    BB-         5.25%        12/22/17          2,975,108
        992,500  TowerCo Finance, LLC, Term
                     Loan B .............................       Ba3   BB-         5.25%        02/02/17            993,741
                                                                                                             -------------
                                                                                                                12,594,083
                                                                                                             -------------
                 TOTAL SENIOR FLOATING-RATE LOAN INTERESTS ............................................        548,942,594
                                                                                                             -------------
                 (Cost $553,466,672)

    PRINCIPAL                                                                                   STATED
      VALUE                              DESCRIPTION                               RATE        MATURITY          VALUE
---------------  ------------------------------------------------------------  -----------   -------------   -------------

NOTES - 0.0%

                 HOMEBUILDING - 0.0%
$       727,273  TOUSA, Inc. (Payment-In-Kind Election Note) (g)
                         (h) (i) (j).........................................    14.75%        07/01/15                  0
                                                                                                             -------------
                 TOTAL NOTES ..........................................................................                  0
                 (Cost $436,364)                                                                             -------------



Page 12         See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
FEBRUARY 29, 2012 (UNAUDITED)




     SHARES                                              DESCRIPTION                                              VALUE
---------------  -----------------------------------------------------------------------------------------   -------------

COMMON STOCKS - 0.4%

                 DIVERSIFIED CHEMICALS - 0.4%
         38,260  LyondellBasell Industries AF S.C.A., Class B ............................................   $   1,652,067
                                                                                                             -------------
                 TOTAL COMMON STOCKS .....................................................................       1,652,067
                 (Cost $452,084)                                                                             -------------

WARRANTS - 0.0%

                 BROADCASTING - 0.0%
          1,449  Cumulus Media, Inc. (g) (i) (k)..........................................................           3,290
                                                                                                             -------------
                 TOTAL WARRANTS ..........................................................................           3,290
                 (Cost $0)                                                                                   -------------

PREFERRED STOCKS - 0.0%

                 HOMEBUILDING - 0.0%
          4,273  TOUSA, Inc. (8.0%, Series A Convertible Payment-In-Kind Preferred                                       0
                 Stock) (g) (h) (i) (k)...................................................................
                                                                                                             -------------
                 TOTAL PREFERRED STOCKS ..................................................................               0
                                                                                                             -------------
                 (Cost $2,563,636)

                 TOTAL INVESTMENTS - 148.8% ..............................................................     550,597,951
                 (Cost $556,918,756) (l)

                 OUTSTANDING LOAN - (43.0%) ..............................................................   (159,000,000)

                 NET OTHER ASSETS AND LIABILITIES - (5.8%) ...............................................    (21,608,193)
                                                                                                             -------------
                 NET ASSETS - 100.0% .....................................................................   $ 369,989,758
                                                                                                             =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) All or a portion of the securities are available to serve as collateral on the outstanding loan.

(c) Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.

(d) Senior Loans in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum base LIBOR rate.

(e) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.


(f) This Senior Loan Interest was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.

(g) This security is fair valued in accordance with procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(h)   This borrower has filed for protection in federal bankruptcy court.

                See Notes to Quarterly Portfolio of Investments          Page 13

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) - (CONTINUED)
FEBRUARY 29, 2012 (UNAUDITED)


(i) This security is restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration (See Note D - Restricted Investments in the Notes to Quarterly Portfolio of Investments).

(j) This security is a Senior Subordinated Payment-in-Kind Election Note whereby 1.00% of interest per annum will be paid in cash and 13.75% of interest per annum shall be paid by the issuer, at its option (i) entirely in cash , (ii) entirely in Payment-In-Kind interest or (iii) a combination thereof. Interest is paid semi-annually; however, the issuer is in default and income is not being accrued.

(k)   Non-income producing security.

(l) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of February 29, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,679,510 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,000,315.

NR    Not Rated



VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                        TOTAL           LEVEL 1           LEVEL 2             LEVEL 3
                                                       VALUE AT         QUOTED          SIGNIFICANT         SIGNIFICANT
                                                      2/29/2012         PRICES       OBSERVABLE INPUTS  UNOBSERVABLE INPUTS
                                                   ---------------   -------------   -----------------  -------------------

Senior Floating-Rate Loan Interests:
     Aerospace & Defense                           $    19,060,495    $         --   $      17,681,875   $       1,378,620
     Asset Management & Custody Banks                   19,078,836              --          16,698,527           2,380,309
     Trucking                                            8,574,852              --           5,634,852           2,940,000
     Other Industry Categories*                        502,228,411              --         502,228,411                  --
                                                   ---------------   -------------   -----------------   -----------------
     Total Senior Floating-Rate Loan Interests         548,942,594              --         542,243,665           6,698,929
Common Stocks*                                           1,652,067       1,652,067                  --                  --
Warrants*                                                    3,290              --               3,290                  --
                                                   ---------------   -------------   -----------------   -----------------
TOTAL INVESTMENTS                                  $   550,597,951   $   1,652,067   $     542,246,955   $       6,698,929
                                                   ===============   =============   =================   =================

* See the Portfolio of Investments for the industry breakout. Industry categories are only shown separately if they include holdings in two or more levels or have holdings in only Level 3.


All transfers in and out of Level 3 during the period are assumed to be transferred on the last day of the period at their current value. As of February 29, 2012, the Fund transferred Senior Floating-Rate Loan Interest valued at $22,072,957 from Level 3 to Level 2 of the fair value hierarchy. The Senior Floating-Rate Loan Interests that transferred from Level 3 to Level 2 did so primarily as a result of additional information obtained from an independent third party pricing vendor relating to the liquidity of individual Senior Floating-Rate Loan Interests.

The following table presents the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented:

                                                             NET         CHANGE IN
INVESTMENTS AT FAIR VALUE                    TRANSFERS     REALIZED   NET UNREALIZED                                  BALANCE AS OF
USING SIGNIFICANT           BALANCE AS OF     IN (OUT)      GAINS      APPRECIATION                                   FEBRUARY 29,
INPUTS (LEVEL 3)             MAY 31, 2011    OF LEVEL 3    (LOSSES)   (DEPRECIATION)    PURCHASES       SALES             2012
--------------------------  --------------  ------------  ----------  --------------  ------------  ---------------  ---------------
Senior Floating-Rate Loan
  Interests                  $ 34,433,986   $(20,694,337) $   71,118    $ (294,108)   $  4,380,099  $ (11,197,829)    $   6,698,929




Page 14         See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                                FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
                                         FEBRUARY 29, 2012 (UNAUDITED)



                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Senior Floating Rate Income Fund II (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). The Senior Floating-Rate Loan Interests ("Senior Loans")(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the fair value of Senior Loans may be based on infrequent and dated information. Because there is less reliable and objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third party pricing service. The third party pricing service primarily uses broker quotes to value the Senior Loans.

Common stocks and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices. Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices. Securities traded in the over-the-counter market are valued at their closing bid prices.

Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

In the event that market quotations are not readily available, the pricing service cannot provide a valuation, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust" or "Advisor") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust may use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security is based on the consideration of all available information, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of a security;

      4)    the financial statements of the issuer;

      5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;

      11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and

      12)   other relevant factors.


1 The terms "security" and "securities" used throughout the Notes to Quarterly Portfolio of Investments include Senior Loans.

                FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
                         FEBRUARY 29, 2012 (UNAUDITED)

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar securities in active markets.

            o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of February 29, 2012, is included with the Fund's Portfolio of Investments.

B. SECURITY TRANSACTIONS:

Security transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed delivery or forward purchase commitments.

C. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had unfunded loan commitments of $395,604 as of February 29, 2012.

D. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the Securities Act of 1933, as amended (the "1933 Act"). Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional investors. As of February 29, 2012, the Fund held restricted securities as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note A) and are not expressed as a discount to the carrying value of a comparable unrestricted investment. There are no unrestricted investments with the same maturity dates and yields for these issuers.


                                                                                                                 % OF
                                                                                                              NET ASSETS
                                                                                                              APPLICABLE
                                            ACQUISITION   PRINCIPAL      VALUE        CURRENT                  TO COMMON
SECURITY                                       DATE      VALUE/SHARES  PER SHARE   CARRYING COST    VALUE       SHARES
------------------------------------------- ------------ ------------- ----------- -------------- ----------- ------------
Cumulus Media, Inc. - Warrants                6/29/09          1,449     $   2.27    $        --    $  3,290      0.00%*
TOUSA, Inc. - Notes                           7/31/07(1)   $ 727,273           --        436,364          --      0.00
TOUSA, Inc. - Preferred Stocks                7/31/07(1)       4,273           --      2,563,636          --      0.00
                                                                                   -------------- ----------- ------------
                                                                                     $ 3,000,000    $  3,290      0.00%*
                                                                                   ============== =========== ============

*   Amount is less than 0.01%.

(1) Security was acquired through a restructuring that was effective on July 31, 2007.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   First Trust Senior Floating Rate Income Fund II
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Mark R. Bradley
                          -----------------------------------------------------
                          Mark R. Bradley, President and Chief Executive Officer (principal executive officer)

Date  April 16, 2012
     ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Mark R. Bradley
                          -----------------------------------------------------
                          Mark R. Bradley, President and Chief Executive Officer (principal executive officer)

Date  April 16, 2012
     ---------------------

By (Signature and Title)*  /s/ Mark R. Bradley
                          -----------------------------------------------------
                          James M. Dykas, Treasurer, Chief Financial Officer and Chief Accounting Officer
                          (principal financial officer)

Date  April 16, 2012
     ---------------------

* Print the name and title of each signing officer under his or her signature.